CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE E- CASH EQUIVALENTS

Cash equivalents of $1,228,957 and $961,467 as of March 31, 2017 and 2016, respectively, include money market accounts with interest rates ranging from 0.10% to 0.35% per annum.